Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	3.16%	4.16%
Discount rate, net expense	4.16%	3.60%
Other post-retirement benefit plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	2.84%	3.96%
Discount rate, net expense	2.84%	3.96%